Leases - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-use assets	$ 9,192	$ 12,902	$ 13,448
Lease liabilities
Current	3,278	3,765
Non-current	5,531	8,484
Total lease liabilities	8,809	12,249	$ 13,684
Land, building and improvements
Leases
Right-of-use assets	6,757	10,062
Plant and production equipment
Leases
Right-of-use assets	2,031	2,057
Vehicles, furniture and fixtures
Leases
Right-of-use assets	$ 404	$ 783